ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts:
Balance at beginning of year	¥ (6,927)	¥ (3,804)
Addition	(1,124)	(4,790)
Written off	348	1,667
Balance at end of year	¥ (7,703)	¥ (6,927)